Consolidated Statements of Changes in Shareholder Equity	Share Capital Psyence Group Inc shares	Share Capital NCAC Sponsor USD ($) shares	Share Capital Third party advisors USD ($) shares	Share Capital USD ($) shares	Reserve USD ($)	Deficit USD ($)	Psyence Group Inc shares	NCAC Sponsor USD ($)	Third party advisors USD ($)	CAD ($) shares	USD ($) shares
Opening balance as at beginning at Mar. 31, 2022				$ 4,537,055	$ 255,188	$ (3,093,543)					$ 1,698,700
Psyence Group contribution				1,397,086							1,397,086
Net loss for the period						(3,206,403)					(3,206,403)
Other comprehensive income (loss)					(89,828)						(89,828)
Balance at end at Mar. 31, 2023				5,934,141	165,360	(6,299,946)				$ (200,445)	$ (200,445)
Balance at end (in shares) at Mar. 31, 2023 | shares										0	0
Psyence Group contribution				818,637							$ 818,637
Net loss for the period						(1,606,414)					(1,606,414)
Other comprehensive income (loss)					5,551						5,551
Balance at end at Sep. 30, 2023				6,752,778	170,911	(7,906,360)					(982,671)
Opening balance as at beginning at Mar. 31, 2023				5,934,141	165,360	(6,299,946)				$ (200,445)	$ (200,445)
Opening balance as at beginning (in shares) at Mar. 31, 2023 | shares										0	0
Issuance of shares, reverse takeover transaction		$ 37,336,416						$ 37,336,416
Issuance of shares, reverse takeover transaction (in shares) | shares	66,667	103,929					66,667			2,000	2,000
Issuance of shares for debt settlement				$ 718,500							$ 718,500
Issuance of shares for debt settlement (in shares) | shares				2,000
Issuance of shares			$ 2,136,340						$ 2,136,340
Issuance of shares (in shares) | shares			5,946
Net loss for the period						(51,159,048)					(51,159,048)
Other comprehensive income (loss)					195,697						195,697
Balance at end at Mar. 31, 2024				$ 46,125,397	361,057	(57,458,994)					$ (10,972,540)
Balance at end (in shares) at Mar. 31, 2024 | shares				178,542						178,542	178,542
Issuance of shares			$ 241,379						$ 241,379
Issuance of shares (in shares) | shares			4,667
Net loss for the period						2,960,655					$ 2,960,655
Other comprehensive income (loss)					(101,040)						(101,040)
Balance at end at Sep. 30, 2024				$ 52,940,688	$ 260,017	$ (54,498,339)					$ (1,255,106)
Balance at end (in shares) at Sep. 30, 2024 | shares				605,789						605,789	605,789